Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss)	$ (3,776,293)	$ 21,344,498
Deemed capital contribution on extinguishment of preferred stock		4,068,720
Net income (loss) available to common shareholders - basic	(3,776,293)	25,413,218
Interest expense on convertible notes payable -related parties		74,465
Net income (loss) available to common shareholders - diluted	$ (3,776,293)	$ 25,413,218
Weighted average shares outstanding - basic	25,591,877	19,196,808
Dilutive shares – convertible notes payable – related parties		3,457,603
Weighted average shares outstanding - diluted	25,591,877	22,654,411
Basic income (loss) per share	$ (0.15)	$ 1.32
Diluted income (loss) per share	$ (0.15)	$ 1.12